OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative) ¥ in Millions			6 Months Ended									7 Months Ended				12 Months Ended
		Oct. 02, 2020	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	May 30, 2023 USD ($)	May 30, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	May 30, 2022 USD ($)	May 30, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Revenues																		$ 2,294,400	¥ 15.0
Other commitment																				$ 4,100,000	¥ 30.0	$ 4,100,000	¥ 30.0
Revenue	[1]		$ 14,078,009						$ 7,301,522
Debt instrument covenant description														The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation
Contract terms		4 years
Other assets non current			1,240,191													$ 1,775,540
Cost of goods and services			500,000
Advertising [Member]
Revenue			$ 1,316,932						$ 1,184,761
IOV Software [Member]
Equity investment ownership percentage			100.00%
UNITED STATES | Advertising [Member]
Revenue														$ 462,000	¥ 3.0
Increase in revenue					$ 562,000	¥ 3.9	$ 2,285,000	¥ 14.1		$ 531,000	¥ 3.4	$ 510,000	¥ 3.3	$ 462,000	¥ 3.0
Related Party [Member]
Due from related parties			$ 496,000
Due to related parties			3,587,733													3,338,882
Related Party [Member] | UNITED STATES
Due to related parties																				$ 4,100,000	¥ 30.0	$ 4,100,000	¥ 30.0
Vendor [Member]
Funding commitment			$ 827,000	¥ 6.0
Commission fee			12.00%
Subcontractor fee			50.00%
Revenues			$ 700,000	¥ 4.8												$ 1,111,000	¥ 7.5	$ 2,386,360	¥ 15.2

[1]	Revenues by operating segments exclude intercompany transactions.